UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Archer Capital Management, L.P.
Address: 570 Lexington Avenue
         40th Floor
         New York, New York  10022

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eric Edidin
Title:     Manager of the General Partner
Phone:     212.319.2775

Signature, Place, and Date of Signing:

     /S/ Eric Edidin     New York, NY/USA     February 11, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $151,115 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABOVENET INC                   COM              00374N107    19037   325645 SH       SOLE                   325645
ALERE INC                      PERP PFD CONV SE 01449J204     7592    30483 SH       SOLE                    30483
ARBINET CORP                   COM NEW          03875P407     5393   641307 SH       SOLE                   641307
ASSURED GUARANTY LTD           COM              G0585R106        8   238500 SH  CALL SOLE                   238500
ASSURED GUARANTY LTD           COM              G0585R106      832    47035 SH       SOLE                    47035
AUGUSTA RES CORP               COM NEW          050912203    17338  4550837 SH       SOLE                  4550837
COGENT COMM GROUP INC          NOTE 1.000% 6/1  19239VAB0     2113  2500000 PRN      SOLE                  2500000
DANA HLDG CORP                 COM              235825205     9191   534041 SH       SOLE                   534041
GLOBAL INDS LTD                DBCV 2.750% 8/0  379336AE0     3750  5000000 PRN      SOLE                  5000000
ISHARES SILVER TRUST           ISHARES          46428Q109      936   373000 SH  CALL SOLE                   373000
ISHARES TR                     RUSSELL 2000     464287655      182   650000 SH  PUT  SOLE                   650000
LEAR CORP                      COM NEW          521865204     2014    20401 SH       SOLE                    20401
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT   55608B105    27413  1294942 SH       SOLE                  1294942
NORDION INC                    COM              65563C105    10931   961176 SH       SOLE                   961176
PLAYBOY ENTERPRISES INC        NOTE 3.000% 3/1  728117AB8     3880  4000000 PRN      SOLE                  4000000
PMI GROUP INC                  COM              69344M101     1969   596684 SH       SOLE                   596684
RETAIL OPPORTUNITY INVTS COR   *W EXP 10/23/201 76131N119       99   141000 SH       SOLE                   141000
SEMGROUP CORP                  CL A             81663A105     5771   212373 SH       SOLE                   212373
SEMICONDUCTOR HLDRS TR         DEP RCPT         816636203      249  1059300 SH  PUT  SOLE                  1059300
SPANSION INC                   COM CL A NEW     84649R200     9948   480584 SH       SOLE                   480584
SPDR S&P 500 ETF TR            TR UNIT          78462F103     2477    19700 SH       SOLE                    19700
SPDR S&P 500 ETF TR            TR UNIT          78462F103      980  1952500 SH  PUT  SOLE                  1952500
SPDR SERIES TRUST              S&P RETAIL ETF   78464A714       35   470000 SH  PUT  SOLE                   470000
TPC GROUP INC                  COM              89236Y104    16102   531087 SH       SOLE                   531087
TRANSOCEAN LTD                 REG SHS          H8817H100     2686   145000 SH  CALL SOLE                   145000
UNITED STATES OIL FUND LP      UNITS            91232N108      189   390000 SH  CALL SOLE                   390000